Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Investments in associates and joint ventures [line items]
Amount	$ 259,667	$ 7,847,979	$ 7,948,413	$ 7,960,150
SHANDONG HUAHONG ENERGY INVEST CO., INC. (SHANDONG HUAHONG) [member]
Investments in associates and joint ventures [line items]
Amount		$ 0	0
Percentage of ownership or voting rights, Joint ventures	0.00%	50.00%
WINAICO SOLAR PROJEKT 1 GMBH [member]
Investments in associates and joint ventures [line items]
Amount		$ 0	0
Percentage of ownership or voting rights, Joint ventures	50.00%	50.00%
WINAICO IMMOBILIEN GMBH [member]
Investments in associates and joint ventures [line items]
Amount		$ 0	0
Percentage of ownership or voting rights, Joint ventures	44.78%	44.78%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount		$ 1,659,807	1,483,111
Percentage of ownership or voting rights, Associates	13.78%	13.78%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount		$ 50,743	3,026
Percentage of ownership or voting rights, Associates	45.44%	45.44%
YUNG LI INVESTMENTS, INC. [member]
Investments in associates and joint ventures [line items]
Amount		$ 42,144	2,213
Percentage of ownership or voting rights, Associates	45.16%	45.16%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount		$ 732,267	568,005
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [member]
Investments in associates and joint ventures [line items]
Amount		$ 889,876	1,520,575
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount		$ 1,600,524	1,608,551
Percentage of ownership or voting rights, Associates	36.49%	36.49%
HSUN CHIEN CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount		$ 176,911	161,319
Percentage of ownership or voting rights, Associates	30.00%	30.00%
CLIENTRON CORP. [member]
Investments in associates and joint ventures [line items]
Amount		$ 264,545	249,663
Percentage of ownership or voting rights, Associates	22.39%	22.39%
YANN YUAN INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount		$ 2,027,204	2,032,013
Percentage of ownership or voting rights, Associates	30.87%	30.87%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount		$ 78,294	31,544
Percentage of ownership or voting rights, Associates	26.89%	28.63%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount		$ 216,707	167,953
Percentage of ownership or voting rights, Associates	25.14%	25.14%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount		$ 108,925	120,440
Percentage of ownership or voting rights, Associates	10.38%	10.38%
CTC CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount		$ 32	$ 0
Percentage of ownership or voting rights, Associates	0.00%	31.40%